Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company presents its financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents	(b) Cash and Cash Equivalents: The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted cash	(c) Restricted Cash: Restricted cash primarily represents cash received by the Company from production sold where the final division of ownership of the production is unknown or in dispute.
Accounts receivable

(d) Accounts Receivable:     Accounts receivable are stated at the historical carrying amount net of write-offs and an allowance for uncollectible accounts. The carrying amount of the Company’s accounts receivable approximates fair value because of the short-term nature of the instruments. The Company routinely assesses the collectability of all material trade and other receivables.

Property, plant and equipment	(e) Property, Plant and Equipment: Capital assets are recorded at cost and depreciated using the declining-balance method based on their respective useful life.
Oil and natural gas properties

(f) Oil and Natural Gas Properties:     The Company uses the full cost method of accounting for exploration and development activities as defined by the Securities and Exchange Commission (“SEC”) Release No. 33-8995, Modernization of Oil and Gas Reporting Requirements (“SEC Release No. 33-8995”) and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 932, Extractive Activities – Oil and Gas (“FASB ASC 932”). Under this method of accounting, the costs of unsuccessful, as well as successful, exploration and development activities are capitalized as oil and gas properties. This includes any internal costs that are directly related to exploration and development activities but does not include any costs related to production, general corporate overhead or similar activities. The carrying amount of oil and natural gas properties also includes estimated asset retirement costs recorded based on the fair value of the asset retirement obligation when incurred. Gain or loss on the sale or other disposition of oil and natural gas properties is not recognized, unless the gain or loss would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas attributable to a country.

The sum of net capitalized costs and estimated future development costs of oil and natural gas properties are amortized using the units-of-production method based on the Company’s proved reserves. Oil and natural gas reserves and production are converted into equivalent units based on relative energy content. Asset retirement costs are included in the base costs for calculating depletion.

Under the full cost method, costs of unevaluated properties and major development projects expected to require significant future costs may be excluded from capitalized costs being amortized. The Company excludes significant costs until proved reserves are found or until it is determined that the costs are impaired. The Company reviews its unproved leasehold costs quarterly or when management determines that events or circumstances indicate that the recorded carrying value of the unevaluated properties may not be recoverable. The fair values of unproved properties are evaluated utilizing a discounted net cash flows model based on management’s assumptions of future oil and gas production, commodity prices, operating and development costs; as well as appropriate discount rates. The estimated prices used in the cash flow analysis are determined by management based on forward price curves for the related commodities, adjusted for average historical location and quality differentials. Estimates of cash flows related to probable and possible reserves are reduced by additional risk-weighting factors. The amount of any impairment is transferred to the capitalized costs being amortized.

Companies that use the full cost method of accounting for oil and natural gas exploration and development activities are required to perform a ceiling test calculation each quarter. The full cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test is performed quarterly, on a country-by-country basis, utilizing the average of prices in effect on the first day of the month for the preceding twelve month period in accordance with SEC Release No. 33-8995. The ceiling limits such pooled costs to the aggregate of the present value of future net revenues attributable to proved crude oil and natural gas reserves discounted at 10%, plus the lower of cost or market value of unproved properties, less any associated tax effects. If such capitalized costs exceed the ceiling, the Company will record a write-down to the extent of such excess as a non-cash charge to earnings. Any such write-down will reduce earnings in the period of occurrence and results in a lower depletion, depreciation and amortization (“DD&A”) rate in future periods. A write-down may not be reversed in future periods even though higher oil and natural gas prices may subsequently increase the ceiling.

The Company did not have any write-downs related to the full cost ceiling limitation in 2016 or 2014. During 2015, the Company recorded a $3.1 billion non-cash write-down of the carrying value of the Company’s proved oil and gas properties as a result of ceiling test limitations, which is reflected within ceiling test and other impairments in the accompanying Consolidated Statements of Operations. The ceiling test was calculated based upon the average of quoted market prices in effect on the first day of the month for the preceding twelve month period at December 31, 2015 for Henry Hub natural gas and West Texas Intermediate oil, adjusted for market differentials.

Inventories

(g) Inventories:     At December 31, 2016 and 2015, inventory of $4.9 million and $4.3 million, respectively, primarily includes the cost of pipe and production equipment that will be utilized during the 2017 drilling program and crude oil inventory. Materials and supplies inventories are carried at lower of cost or market and include expenditures and other charges directly and indirectly incurred in bringing the inventory to its existing condition and location. Selling expenses and general and administrative expenses are reported as period costs and excluded from inventory cost. The Company uses the weighted average method of recording its materials and supplies inventory. Crude oil inventory is valued at lower of cost or market.

Derivative Instruments and hedging activities

(h) Derivative Instruments and Hedging Activities:     The Company follows FASB ASC Topic 815, Derivatives and Hedging (“FASB ASC 815”). The Company records the fair value of its commodity derivatives as an asset or liability in the Consolidated Balance Sheets, and records the changes in the fair value of its commodity derivatives in the Consolidated Statements of Operations. The Company does not offset the value of its derivative arrangements with the same counterparty. (See Note 7).

Deferred financing costs

(i) Deferred Financing Costs:     During the year ended December 31, 2016, a non-cash charge to write-off all of the unamortized debt issuance costs related to the unsecured Credit Agreement, unsecured Senior Notes (as defined below) issued by Ultra Resources, Inc., the unsecured 2018 Senior Notes (as defined below) issued by the Company and the unsecured 2024 Senior Notes (as defined below) issued by the Company is included in Reorganization items, net in the accompanying Consolidated Statements of Operations as these debt instruments are expected to be impacted by the pendency of the Company’s chapter 11 cases. At December 31, 2015, other current assets includes costs associated with the issuance of our revolving credit facility while costs associated with the issuance of our Senior Notes, 2018 Notes and 2024 Notes are presented as a direct deduction from the carrying amount of the related debt liability.

Income taxes

(j) Income Taxes:     Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria described in FASB ASC Topic 740, Income Taxes. In addition, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit.

Earnings (loss) per share

(k) Earnings (loss) Per Share:     Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings (loss) per share is computed by adjusting the average number of common shares outstanding for the dilutive effect, if any, of common stock equivalents. The Company uses the treasury stock method to determine the dilutive effect. The weighted average shares in the table below do not consider any potential dilutive effects of the proposed plan of reorganization discussed in Note 1.

The following table provides a reconciliation of components of basic and diluted net income per common share:

	December 31,
	2016	2015	2014
Net income	$56,151	$(3,207,220)	$542,851
Weighted average common shares outstanding during the period	153,378	153,192	153,136
Effect of dilutive instruments	703	—	1,558
Weighted average common shares outstanding during the period including the effects of dilutive instruments	154,081	153,192	154,694
Net income per common share — basic	$0.37	$(20.94)	$3.54
Net income per common share — fully diluted	$0.36	$(20.94)	$3.51
Number of shares not included in dilutive earnings per share that would have been anti-dilutive because the exercise price was greater than the average market price of the common shares	1,437	—	1,377

(1)	Due to the net loss for the year ended December 31, 2015, 1.7 million shares for options and restricted stock units were anti-dilutive and excluded from the computation of net loss per share.

Use of estimates

(l) Use of Estimates:     Preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting for share-based compensation

(m) Accounting for Share-Based Compensation:     The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors, including employee stock options, based on estimated fair values in accordance with FASB ASC Topic 718, Compensation – Stock Compensation.

Fair value accounting

(n) Fair Value Accounting:     The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. This statement applies under other accounting topics that require or permit fair value measurements. See Note 8 for additional information.

Asset retirement obligation

(o) Asset Retirement Obligation:     The initial estimated retirement obligation of properties is recognized as a liability with an associated increase in oil and gas properties for the asset retirement cost. Accretion expense is recognized over the estimated productive life of the related assets. If the fair value of the estimated asset retirement obligation changes, an adjustment is recorded to both the asset retirement obligation and the asset retirement cost. Revisions in estimated liabilities can result from revisions of estimated inflation rates, changes in service and equipment costs and changes in the estimated timing of settling asset retirement obligations. As a full cost company, settlements for asset retirement obligations for abandonment are adjusted to the full cost pool. The asset retirement obligation is included within other long-term obligations in the accompanying Consolidated Balance Sheets.

Revenue recognition

(p) Revenue Recognition:     The Company generally sells oil and natural gas under both long-term and short-term agreements at prevailing market prices. The Company recognizes revenues when the oil and natural gas is delivered, which occurs when the customer has taken title and has assumed the risks and rewards of ownership, prices are fixed or determinable and collectability is reasonably assured. The Company accounts for oil and natural gas sales using the “entitlements method.” Under the entitlements method, revenue is recorded based upon the Company’s ownership share of volumes sold, regardless of whether it has taken its ownership share of such volumes. Any amount received in excess of the Company’s share is treated as a liability. If the Company receives less than its entitled share, the underproduction is recorded as a receivable.

Make-up provisions and ultimate settlements of volume imbalances are generally governed by agreements between the Company and its partners with respect to specific properties or, in the absence of such agreements, through negotiation. The value of volumes over- or under-produced can change based on changes in commodity prices. The Company prefers the entitlements method of accounting for oil and natural gas sales because it allows for recognition of revenue based on its actual share of jointly owned production, results in better matching of revenue with related operating expenses, and provides balance sheet recognition of the estimated value of product imbalances. The Company’s imbalance obligations as of December 31, 2016 and December 31, 2015 were immaterial.

Capitalized interest	(q) Capitalized Interest: Interest is capitalized on the cost of unevaluated gas and oil properties that are excluded from amortization and actively being evaluated, if any.
Capital cost accrual	(r) Capital Cost Accrual: The Company accrues for exploration and development costs in the period incurred, while payment may occur in a subsequent period.
Reclassifications	(s) Reclassifications: Certain amounts in the financial statements of prior periods have been reclassified to conform to the current period financial statement presentation.
Deposits and retainers	(t) Deposits and Retainers: Deposits and retainers primarily consists of payments related to surety bonds.
Recent accounting pronouncements

(u) Recent Accounting Pronouncements:     In November 2016, the FASB issued ASU 2016-18,  Statement of Cash Flows (Topic 230): Restricted Cash (“ASU No. 2016-18”). The guidance requires that an explanation is included in the cash flow statement of the change in the total of (1) cash, (2) cash equivalents, and (3) restricted cash or restricted cash equivalents. The ASU also clarifies that transfers between cash, cash equivalents and restricted cash or restricted cash equivalents should not be reported as cash flow activities and requires the nature of the restrictions on cash, cash equivalents, and restricted cash or restricted cash equivalents to be disclosed. For public companies, the standard will take effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 with earlier application permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15,  Statement of Cash Flows (Topic 230) (“ASU No. 2016-15”). The guidance requires that debt prepayment or debt extinguishment costs, including third-party costs, premiums paid, and other fees paid to lenders, be classified as cash outflows for financing activities. For public companies, the standard will take effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 with earlier application permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU No. 2016-09”) to simplify some of the provisions in stock compensation accounting. The update simplifies the accounting for a stock payment’s tax consequences and amends how excess tax benefits and a business’s payments to cover the tax bills for the shares’ recipients should be classified. The amendments allow companies to estimate the number of stock awards expected to vest and revises the withholding requirements for classifying stock awards as equity. For public companies, the standard will take effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016 with earlier application permitted. The Company is still evaluating the impact of ASU No. 2016-09 on its financial position and results of operations.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU No. 2016-02”). The guidance requires that lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. The ASU will also require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative information. For public companies, the standard will take effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 with earlier application permitted. The Company is still evaluating the impact of ASU No. 2016-02 on its financial position and results of operations.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory (“ASU No. 2015-11”). Public companies will have to apply the amendments for reporting periods that start after December 15, 2016, including interim periods within those fiscal years. This ASU requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The company does not expect the adoption of ASU No. 2015-11 to have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest — Imputation of Interest (Subtopic 835-30) —Simplifying the Presentation of Debt Issuance Costs. In August 2015, the FASB issued ASU 2015-15, Interest —Imputation of Interest (Subtopic 835-30) — Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements . These ASUs require capitalized debt issuance costs, except for those related to revolving credit facilities, to be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, rather than as an asset. The Company adopted these ASUs on January 1, 2016, using a retrospective approach. The adoption resulted in a reclassification that reduced current assets and current maturities of long-term debt by $19.4 million on the Company’s Consolidated Balance Sheet at December 31, 2015. A non-cash charge to write-off all of the unamortized debt issuance costs is included in Reorganization items, net at December 31, 2016 as the related debt instruments are expected to be impacted by the pendency of the Company’s chapter 11 cases.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and in 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), and ASU 2016-10, Revenues from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities-Oil and Gas-Revenue Recognition. The new standard requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

We are currently evaluating the provisions of ASU 2014-09 and assessing the impact, if any, it may have on our financial position and results of operations. As part of our assessment work to date, we have dedicated resources to the implementation, completed training of the new ASU’s revenue recognition model, and begun contract review and documentation. The primary impacts to the Company of adopting ASU 2014-09 relate to principal versus agent considerations and the use of the entitlements method for oil and natural gas sales, both of which are continuing to be evaluated by the Company.

The Company is required to adopt the new standards in the first quarter of 2018 using one of two application methods: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The Company is currently evaluating the available adoption methods.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU No. 2014-15”) that requires management to evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are issued on both an interim and annual basis. Management is required to provide certain footnote disclosures if it concludes that substantial doubt exists or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern. ASU No. 2014-15 becomes effective for annual periods ending after December 15, 2016 and for interim reporting periods thereafter. The adoption of this ASU did not have a material impact on the Company’s Consolidated Financial Statements.